Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) income	$ (48)
Adjustments to reconcile net (loss) income to net cash provided by operations:
Depreciation	31	$ 49	$ 91	$ 68
Intangible amortization expense	153	100	200	185
Noncash lease expense	11
Financing fee and premium amortization	(2)
Share-based compensation expense	67	5	5	9
Loss from change in fair value of financial instruments	65
Gain from change in fair value of tax receivable agreement	(37)
Other	11
Change in assets and liabilities:
Receivables	(28)
Accounts payable and accrued liabilities	56
Other assets and liabilities	(222)
Cash provided by operating activities	57
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(1,793)
Capital expenditures	(59)
Cash used for investing activities	(1,852)
Cash flows from financing activities
Net increase (decrease) in fiduciary liabilities	266
Distributions of equity	(1)
Borrowings from banks	627
Financing fees	(8)
Repayments to banks	(120)
Principal payments on finance lease obligations	(14)
Settlements of interest rate swaps	(8)
Tax payment for shares/units withheld in lieu of taxes	(11)
Contingent consideration payments	(2)
FTAC share redemptions	(142)
Proceeds related to FTAC investors	1,813
Cash provided by (used for) financing activities	2,400
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11
Net increase (decrease) in cash, cash equivalents and restricted cash	616
Cash, cash equivalents and restricted cash at beginning of period	1,036
Cash, cash equivalents and restricted cash at end of period	1,652	1,036
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	372		506
Restricted cash included in fiduciary assets	1,280
Total cash, cash equivalents and restricted cash	1,652	1,036
Supplemental disclosures:
Interest paid	64
Income taxes paid	8
Supplemental disclosure of non-cash financing activities:
Fixed asset additions acquired through finance leases	2
Right of use asset additions acquired through operating leases	2
Alight Holdings
Cash flows from operating activities
Net (loss) income		(25)	(103)	22
Adjustments to reconcile net (loss) income to net cash provided by operations:
Depreciation		49	91	68
Intangible amortization expense		100	200	185
Noncash lease expense		10	30	12
Financing fee and premium amortization		9	20	18
Share-based compensation expense		5	5	9
Other		1	11	5
Change in assets and liabilities:
Receivables		51	133	(39)
Accounts payable and accrued liabilities		(45)	(11)	(61)
Other assets and liabilities		(97)	(143)	49
Cash provided by operating activities		58	233	268
Cash flows from investing activities
Acquisition of businesses, net of cash acquired			(52)	(527)
Capital expenditures		(55)	(90)	(77)
Cash used for investing activities		(55)	(142)	(604)
Cash flows from financing activities
Net increase (decrease) in fiduciary liabilities		(15)	263	87
Members' equity unit repurchase		(2)	(3)	(4)
Distributions of equity			(3)	(10)
Borrowings from banks		110	779	483
Financing fees			(23)	(5)
Repayments to banks		(124)	(495)	(120)
Principal payments on finance lease obligations		(17)	(24)	(13)
Settlements of interest rate swaps		(14)	(21)	4
Tax payment for shares/units withheld in lieu of taxes		(1)		(2)
Contingent consideration payments		(1)
Other financing activities			(10)
Cash provided by (used for) financing activities		(64)	463	420
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(3)	1
Net increase (decrease) in cash, cash equivalents and restricted cash		(61)	551	85
Cash, cash equivalents and restricted cash at beginning of period	$ 1,475	1,536	985	900
Cash, cash equivalents and restricted cash at end of period		1,475	1,536	985
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents		460	506	218
Restricted cash included in fiduciary assets		1,015	1,030	767
Total cash, cash equivalents and restricted cash		1,475	1,536	985
Supplemental disclosures:
Interest paid		112	210	204
Income taxes paid		5	19	9
Supplemental disclosure of non-cash financing activities:
Fixed asset additions acquired through finance leases		2	62	24
Right of use asset additions acquired through operating leases		$ 10	26	$ 58
Non-cash fixed asset additions			$ 26